UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/16

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, November 30, 2016 (unaudited)
Templeton Foreign Fund
	Industry	Shares	Value

Common Stocks 97.7%
Australia 1.7%
Origin Energy Ltd	Oil, Gas & Consumable Fuels	11,708,710	$51,345,093
[a] WorleyParsons Ltd	Energy Equipment & Services	7,578,500	48,395,259
			99,740,352
Belgium 0.6%
UCB SA	Pharmaceuticals	510,760	32,857,118
Canada 6.6%
Barrick Gold Corp	Metals & Mining	4,632,000	69,572,640
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	3,994,550	61,781,818
[a] Eldorado Gold Corp	Metals & Mining	1,272,034	3,504,748
Ensign Energy Services Inc	Energy Equipment & Services	4,367,130	29,886,011
[a] Precision Drilling Corp	Energy Equipment & Services	12,891,690	68,351,205
Silver Wheaton Corp	Metals & Mining	4,767,020	86,756,995
Suncor Energy Inc	Oil, Gas & Consumable Fuels	2,178,450	69,397,640
			389,251,057
China 10.3%
[a] Baidu Inc., ADR	Internet Software & Services	572,520	95,582,214
China Life Insurance Co. Ltd., H	Insurance	16,563,800	48,154,616
China Mobile Ltd	Wireless Telecommunication Services	3,555,180	38,798,949
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	141,009,292	68,172,685
GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	439,270,790	58,897,529
Haier Electronics Group Co. Ltd	Household Durables	18,014,350	30,052,754
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	37,947,050	27,739,107
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	15,583,300	10,768,510
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,602,590	51,529,384
Sinopec Engineering Group Co. Ltd	Construction & Engineering	63,037,660	54,451,054
Sinopharm Group Co. Ltd	Health Care Providers & Services	9,780,530	45,645,962
[a] Trina Solar Ltd., ADR	Semiconductors & Semiconductor Equipment	7,937,275	74,689,758
			604,482,522
France 7.7%
AXA SA	Insurance	3,399,272	80,084,649
BNP Paribas SA	Banks	2,346,383	136,221,239
Cie Generale des Etablissements Michelin, B	Auto Components	459,290	49,162,308
Sanofi	Pharmaceuticals	1,216,115	98,093,507
Societe Generale SA	Banks	662,686	28,503,438
Total SA, B	Oil, Gas & Consumable Fuels	1,284,760	61,210,215
			453,275,356
Germany 6.1%
Bayer AG	Pharmaceuticals	603,300	56,642,436
Deutsche Lufthansa AG	Airlines	2,663,630	34,510,135
Gerresheimer AG	Life Sciences Tools & Services	732,810	53,471,113
[a] innogy SE	Multi-Utilities	1,144,740	40,417,605
Merck KGaA	Pharmaceuticals	574,214	57,532,503
[a] MorphoSys AG	Life Sciences Tools & Services	599,760	26,696,276
Siemens AG	Industrial Conglomerates	578,612	65,368,503
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	6,102,780	23,943,522
			358,582,093

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
India 0.7%
Hero Motocorp Ltd	Automobiles	604,070	$27,886,434
Jain Irrigation Systems Ltd	Machinery	11,693,050	15,319,121
			43,205,555
Israel 1.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,899,970	109,328,869
Italy 3.0%
Eni SpA	Oil, Gas & Consumable Fuels	5,061,480	70,485,013
Tenaris SA	Energy Equipment & Services	3,915,640	62,537,412
UniCredit SpA	Banks	19,930,207	42,708,750
			175,731,175
Japan 6.7%
Kirin Holdings Co. Ltd	Beverages	1,815,600	29,583,969
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	2,585,320	24,685,607
Nissan Motor Co. Ltd	Automobiles	12,482,750	115,315,222
SoftBank Group Corp	Wireless Telecommunication Services	2,054,180	120,558,354
Sumitomo Metal Mining Co. Ltd	Metals & Mining	749,900	10,019,212
Sumitomo Rubber Industries Ltd	Auto Components	2,769,620	45,746,620
Toyota Motor Corp	Automobiles	785,430	45,663,656
			391,572,640
Mexico 0.4%
Industrias Penoles SA	Metals & Mining	1,006,622	21,612,594
Netherlands 6.7%
Aegon NV	Insurance	20,335,525	103,404,521
Flow Traders	Capital Markets	623,741	19,751,896
ING Groep NV	Banks	4,785,728	65,174,099
[a] QIAGEN NV	Life Sciences Tools & Services	3,163,680	87,342,209
SBM Offshore NV	Energy Equipment & Services	8,299,044	119,748,370
			395,421,095
Norway 1.3%
Telenor ASA	Diversified Telecommunication Services	3,325,406	49,126,137
Yara International ASA.	Chemicals	697,740	25,810,206
			74,936,343
Singapore 1.1%
United Overseas Bank Ltd	Banks	4,349,430	61,933,140
South Africa 0.5%
[a] Petra Diamonds Ltd	Metals & Mining	13,821,880	28,491,297
South Korea 11.7%
Hana Financial Group Inc	Banks	5,124,730	139,918,873
Hyundai Mobis Co. Ltd	Auto Components	349,890	73,986,965
Hyundai Motor Co	Automobiles	373,420	42,176,792
KB Financial Group Inc	Banks	3,585,807	128,201,568
Korea Investment Holdings Co. Ltd	Capital Markets	959,840	32,645,678
Posco Daewoo Corp	Trading Companies & Distributors	2,450,900	55,468,591
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	145,364	215,538,788
			687,937,255
Sweden 0.6%
Getinge AB, B	Health Care Equipment & Supplies	2,344,245	35,842,393

|2

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 5.9%
ABB Ltd	Electrical Equipment	3,463,220	$70,579,245
[a] Basilea Pharmaceutica AG	Biotechnology	218,890	14,769,208
Credit Suisse Group AG	Capital Markets	3,554,739	47,270,651
GAM Holding AG.	Capital Markets	1,840,950	17,998,469
[a] Glencore PLC	Metals & Mining	13,778,310	48,134,313
Roche Holding AG.	Pharmaceuticals	396,760	88,468,075
UBS Group AG	Capital Markets	3,731,690	59,350,278
			346,570,239
Taiwan 1.2%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	4,497,350	32,599,697
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	19,250,680	35,804,565
			68,404,262
Thailand 1.1%
Bangkok Bank PCL, NVDR.	Banks	8,809,790	38,485,781
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	10,708,510	24,739,627
			63,225,408
United Kingdom 16.2%
Aberdeen Asset Management PLC	Capital Markets	4,540,490	15,220,377
Aviva PLC.	Insurance	9,469,294	52,943,544
BAE Systems PLC.	Aerospace & Defense	10,089,230	75,780,754
Barclays PLC	Banks	30,810,410	83,222,081
BP PLC	Oil, Gas & Consumable Fuels	24,559,940	141,141,083
[b] Carillion PLC.	Construction & Engineering	10,221,100	31,552,275
HSBC Holdings PLC	Banks	12,457,080	98,972,520
Johnson Matthey PLC	Chemicals	1,155,686	45,245,155
Kingfisher PLC	Specialty Retail	6,644,184	29,344,537
Petrofac Ltd	Energy Equipment & Services	7,904,160	78,548,430
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	4,839,820	128,246,513
[a] Standard Chartered PLC	Banks	11,423,265	91,601,781
[a] Subsea 7 SA	Energy Equipment & Services	3,345,878	39,055,642
Vodafone Group PLC	Wireless Telecommunication Services	14,817,375	35,936,599
			946,811,291
United States 5.7%
Apple Inc	Technology Hardware, Storage & Peripherals	487,420	53,869,658
Citigroup Inc	Banks	907,160	51,154,752
Eli Lilly & Co	Pharmaceuticals	407,130	27,326,566
Halliburton Co	Energy Equipment & Services	1,389,340	73,760,061
Oracle Corp	Software	1,523,970	61,248,354
[a] Stillwater Mining Co	Metals & Mining	4,287,250	64,437,368
			331,796,759
Total Common Stocks
(Cost $5,825,234,893)			5,721,008,813

|3

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Principal
	Amount*	Value
Short Term Investments 2.7%
Time Deposits 2.2%
Australia 1.0%
National Australia Bank, 0.29%, 12/01/16.	$57,000,000	$57,000,000
United States 1.2%
Bank of Montreal, 0.25%, 12/01/16	30,000,000	30,000,000
Royal Bank of Canada, 0.30%, 12/01/16	43,300,000	43,300,000
		73,300,000
Total Time Deposits (Cost $130,300,000)		130,300,000

	Shares
Investments from Cash Collateral
Received for Loaned Securities
(Cost $30,325,343) 0.5%
Money Market Funds 0.5%
United States 0.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	30,325,343	30,325,343
Total Investments (Cost $5,985,860,236)
100.4%		5,881,634,156
Other Assets, less Liabilities (0.4)%		(23,564,443)
Net Assets 100.0%		$5,858,069,713

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is on loan at November 30, 2016.
cSee Note 7 regarding investments in affiliated management investment companies.

|4

TEMPLETON FUNDS

Statement of Investments, November 30, 2016 (unaudited)
Templeton World Fund
	Industry	Shares	Value

Common Stocks 92.7%
Canada 0.8%
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,157,014	$36,858,336
China 2.6%
China Life Insurance Co. Ltd., H	Insurance	11,080,000	32,212,001
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	65,743,000	31,784,266
[a] GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	207,148,000	27,774,451
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	34,333,100	25,097,328
			116,868,046
France 5.6%
AXA SA	Insurance	1,649,890	38,870,341
BNP Paribas SA	Banks	1,783,120	103,520,532
Sanofi	Pharmaceuticals	1,004,300	81,008,219
Total SA, B	Oil, Gas & Consumable Fuels	692,090	32,973,456
			256,372,548
Germany 5.5%
Deutsche Lufthansa AG	Airlines	5,959,200	77,207,720
[b] innogy SE	Multi-Utilities	1,347,900	47,590,623
Merck KGaA	Pharmaceuticals	419,790	42,060,224
Metro AG	Food & Staples Retailing	981,551	29,329,784
Siemens AG	Industrial Conglomerates	488,390	55,175,701
			251,364,052
India 0.3%
Hero Motocorp Ltd	Automobiles	259,190	11,965,310
Ireland 1.1%
CRH PLC	Construction Materials	1,505,176	50,240,366
Israel 2.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,639,604	99,513,071
Italy 1.9%
Eni SpA	Oil, Gas & Consumable Fuels	5,225,004	72,762,211
UniCredit SpA	Banks	6,520,215	13,972,270
			86,734,481
Japan 4.2%
Nissan Motor Co. Ltd	Automobiles	8,499,390	78,517,077
Panasonic Corp	Household Durables	3,596,000	36,599,869
SoftBank Group Corp	Wireless Telecommunication Services	1,035,440	60,769,232
[b] Toshiba Corp	Industrial Conglomerates	4,085,100	15,188,078
			191,074,256
Netherlands 3.6%
Aegon NV	Insurance	9,025,302	45,892,940
Akzo Nobel NV	Chemicals	281,760	17,546,279
ING Groep NV	Banks	3,596,652	48,980,752
[b] QIAGEN NV	Life Sciences Tools & Services	1,170,061	32,302,797
SBM Offshore NV	Energy Equipment & Services	1,306,962	18,858,385
			163,581,153
Norway 0.9%
Telenor ASA	Diversified Telecommunication Services	2,656,020	39,237,315
Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,427,350	32,838,032

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Russia 0.3%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	773,066	$12,972,048
Singapore 1.6%
DBS Group Holdings Ltd	Banks	3,301,396	40,422,437
Singapore Telecommunications Ltd	Diversified Telecommunication Services	12,278,421	32,380,389
			72,802,826
South Korea 7.0%
Hana Financial Group Inc	Banks	1,857,147	50,705,094
Hyundai Motor Co	Automobiles	559,046	63,142,753
KB Financial Group Inc	Banks	1,876,166	67,077,627
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	93,426	138,527,605
			319,453,079
Spain 0.6%
Telefonica SA	Diversified Telecommunication Services	3,599,916	29,956,878
Sweden 0.8%
Ericsson, B	Communications Equipment	7,473,150	38,484,048
Switzerland 4.8%
ABB Ltd	Electrical Equipment	1,244,840	25,369,416
Credit Suisse Group AG	Capital Markets	4,381,917	58,270,402
[b] Glencore PLC	Metals & Mining	14,649,550	51,177,976
Roche Holding AG.	Pharmaceuticals	324,842	72,432,066
UBS Group AG	Capital Markets	792,200	12,599,463
			219,849,323
Thailand 0.1%
Bangkok Bank PCL, fgn	Banks	947,350	4,191,579
Turkey 0.1%
[b] Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	2,180,372	5,730,223
United Kingdom 14.2%
Aviva PLC.	Insurance	8,118,486	45,391,074
BAE Systems PLC.	Aerospace & Defense	7,500,379	56,335,754
Barclays PLC	Banks	19,312,022	52,163,755
BP PLC	Oil, Gas & Consumable Fuels	12,943,416	74,383,233
[a] Carillion PLC.	Construction & Engineering	5,841,290	18,031,913
HSBC Holdings PLC	Banks	7,560,090	60,065,534
Kingfisher PLC	Specialty Retail	8,447,399	37,308,571
Petrofac Ltd	Energy Equipment & Services	2,175,180	21,616,083
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	82,455	2,089,509
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	4,355,867	115,422,630
[b] Serco Group PLC	Commercial Services & Supplies	6,031,120	10,033,154
Sky PLC	Media	4,953,344	48,387,971
[b] Standard Chartered PLC	Banks	5,509,596	44,180,784
[b] Tesco PLC	Food & Staples Retailing	9,124,952	23,819,954
Vodafone Group PLC	Wireless Telecommunication Services	15,876,979	38,506,458
			647,736,377
United States 33.8%
[b] Allergan PLC	Pharmaceuticals	339,190	65,904,617
Ally Financial Inc	Consumer Finance	793,660	15,412,877
[b] Alphabet Inc., A	Internet Software & Services	76,390	59,269,473
American International Group Inc	Insurance	1,180,295	74,748,082
Amgen Inc	Biotechnology	754,830	108,748,358

|6

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Apache Corp	Oil, Gas & Consumable Fuels	692,430	$45,665,759
Apple Inc	Technology Hardware, Storage & Peripherals	445,130	49,195,768
Capital One Financial Corp	Consumer Finance	626,450	52,646,858
[b] Celgene Corp	Biotechnology	108,980	12,915,220
Cisco Systems Inc	Communications Equipment	829,862	24,746,485
Citigroup Inc	Banks	1,853,890	104,540,857
Comcast Corp., A	Media	1,363,969	94,809,485
ConocoPhillips	Oil, Gas & Consumable Fuels	271,940	13,194,529
Devon Energy Corp	Oil, Gas & Consumable Fuels	566,710	27,389,094
Eli Lilly & Co	Pharmaceuticals	590,270	39,618,922
[b] First Solar Inc	Semiconductors & Semiconductor Equipment	891,120	27,018,758
Gilead Sciences Inc	Biotechnology	709,890	52,318,893
Halliburton Co	Energy Equipment & Services	1,024,520	54,391,767
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	2,312,330	55,033,454
JPMorgan Chase & Co	Banks	993,884	79,679,680
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	44,651,084
Medtronic PLC	Health Care Equipment & Supplies	516,690	37,723,537
[b] Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	25,740	1,196,653
Microsoft Corp	Software	1,664,440	100,299,154
Morgan Stanley.	Capital Markets	703,500	29,096,760
[b] Navistar International Corp	Machinery	1,933,970	59,488,917
[b] NetScout Systems Inc	Communications Equipment	283,574	8,847,509
Oracle Corp	Software	1,678,681	67,466,189
SunTrust Banks Inc	Banks	1,481,690	76,973,796
Tiffany & Co	Specialty Retail	300,833	24,812,706
Twenty-First Century Fox Inc., A	Media	1,247,052	35,054,632
			1,542,859,873
Total Common Stocks
(Cost $3,737,564,438)			4,230,683,220

		Principal
		Amount*

Corporate Bonds (Cost $45,840,338) 1.1%
United States 1.1%
[c] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels	48,948,000	50,783,550
Mortgage-Backed Securities
(Cost $827,956) 0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35		840,032	940,841
Total Investments before Short Term
Investments (Cost $3,784,232,732)			4,282,407,611

Short Term Investments 3.4%
Time Deposits 3.1%
Australia 1.5%
National Australia Bank, 0.29%, 12/01/16.		$67,000,000	67,000,000

|7

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Principal
	Amount*	Value
Time Deposits (continued)
United States 1.6%
Bank of Montreal, 0.25%, 12/01/16	$34,000,000	$34,000,000
Royal Bank of Canada, 0.30%, 12/01/16	40,500,000	40,500,000
		74,500,000
Total Time Deposits (Cost $141,500,000)		141,500,000

	Shares
Investments from Cash Collateral
Received for Loaned Securities
(Cost $14,360,817) 0.3%
Money Market Funds 0.3%
United States 0.3%
[b,d] Institutional Fiduciary Trust Money Market Portfolio	14,360,817	14,360,817
Total Investments (Cost $3,940,093,549)
97.2%		4,438,268,428
Other Assets, less Liabilities 2.8%		128,260,050
Net Assets 100.0%		$4,566,528,478

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is on loan at November 30, 2016.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
dSee Note 7 regarding investments in affiliated management investment companies.

|8

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	5,210,836	$6,467,674	1/05/17	$57,923	$—
British Pound	BOFA	Sell	103,056,859	132,853,689	1/05/17	3,794,249	—
British Pound	BOFA	Sell	10,477,347	12,985,100	1/05/17	—	(135,817)
British Pound	GSCO	Buy	5,210,836	6,468,732	1/05/17	56,866	—
British Pound	GSCO	Sell	103,053,646	132,866,550	1/05/17	3,811,134	—
British Pound	GSCO	Sell	10,476,544	12,985,100	1/05/17	—	(134,812)
British Pound	HSBK	Buy	5,210,836	6,468,497	1/05/17	57,100	—
British Pound	HSBK	Sell	10,478,108	12,985,100	1/05/17	—	(136,770)
British Pound	HSBK	Sell	103,031,960	132,833,954	1/05/17	3,805,696	—
British Pound	MSCO	Buy	5,210,836	6,467,676	1/05/17	57,921	—
British Pound	MSCO	Sell	10,475,051	12,985,100	1/05/17	—	(132,943)
British Pound	MSCO	Sell	103,036,521	132,822,319	1/05/17	3,788,348	—
British Pound	UBSW	Buy	5,210,836	6,467,658	1/05/17	57,939	—
British Pound	UBSW	Sell	10,474,879	12,985,100	1/05/17	—	(132,727)
British Pound	UBSW	Sell	103,034,931	132,794,510	1/05/17	3,762,531	—
Canadian Dollar	BOFA	Buy	305,955	228,586	1/05/17	—	(653)
Canadian Dollar	BOFA	Sell	9,429,045	7,183,793	1/05/17	159,243	—
Canadian Dollar	GSCO	Buy	305,955	228,611	1/05/17	—	(678)
Canadian Dollar	GSCO	Sell	9,430,726	7,187,975	1/05/17	162,173	—
Canadian Dollar	HSBK	Buy	305,955	228,611	1/05/17	—	(678)
Canadian Dollar	HSBK	Sell	9,429,106	7,186,743	1/05/17	162,147	—
Canadian Dollar	MSCO	Buy	305,955	228,612	1/05/17	—	(678)
Canadian Dollar	MSCO	Sell	9,428,964	7,188,272	1/05/17	163,784	—
Canadian Dollar	UBSW	Buy	305,955	228,615	1/05/17	—	(681)
Canadian Dollar	UBSW	Sell	9,428,987	7,187,482	1/05/17	162,975	—
Euro	BOFA	Sell	159,500,101	179,671,211	1/05/17	10,273,564	—
Euro	GSCO	Sell	159,514,509	179,717,624	1/05/17	10,304,675	—
Euro	HSBK	Sell	159,495,305	179,642,449	1/05/17	10,249,897	—
Euro	MSCO	Sell	159,491,824	179,681,919	1/05/17	10,293,064	—
Euro	UBSW	Sell	159,493,495	179,653,541	1/05/17	10,262,911	—
Hong Kong Dollar	BOFA	Sell	170,813,174	22,039,642	1/05/17	12,379	—
Hong Kong Dollar	GSCO	Sell	170,808,793	22,040,050	1/05/17	13,351	—
Hong Kong Dollar	HSBK	Sell	170,805,426	22,040,146	1/05/17	13,882	—
Hong Kong Dollar	MSCO	Sell	170,815,539	22,043,070	1/05/17	15,502	—
Hong Kong Dollar	UBSW	Sell	170,805,025	22,042,560	1/05/17	16,348	—
Japanese Yen	BOFA	Sell	4,289,059,036	42,099,544	1/05/17	4,508,982	—
Japanese Yen	GSCO	Sell	4,289,325,896	42,110,909	1/05/17	4,518,008	—
Japanese Yen	HSBK	Sell	4,288,933,463	42,099,093	1/05/17	4,509,632	—
Japanese Yen	MSCO	Sell	4,288,817,212	42,108,202	1/05/17	4,519,760	—
Japanese Yen	UBSW	Sell	4,288,713,418	42,105,626	1/05/17	4,518,093	—
Norwegian Krone	BOFA	Buy	4,813,546	580,298	1/05/17	—	(14,912)
Norwegian Krone	BOFA	Sell	70,960,090	8,900,976	1/05/17	566,183	—
Norwegian Krone	GSCO	Buy	4,813,546	580,377	1/05/17	—	(14,990)
Norwegian Krone	GSCO	Sell	70,980,523	8,908,645	1/05/17	571,453	—
Norwegian Krone	HSBK	Buy	4,813,546	580,385	1/05/17	—	(14,997)
Norwegian Krone	HSBK	Sell	70,961,973	8,905,311	1/05/17	570,298	—
Norwegian Krone	MSCO	Buy	4,813,546	580,303	1/05/17	—	(14,916)
Norwegian Krone	MSCO	Sell	70,954,907	8,903,302	1/05/17	569,119	—

|9

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	UBSW	Buy	4,813,546	$580,201	1/05/17	$—	$(14,814)
Norwegian Krone	UBSW	Sell	70,962,601	8,909,080	1/05/17	573,992	—
Singapore Dollar	BOFA	Buy	608,132	438,085	1/05/17	—	(13,785)
Singapore Dollar	BOFA	Sell	19,565,544	14,341,087	1/05/17	690,008	—
Singapore Dollar	GSCO	Buy	608,132	438,105	1/05/17	—	(13,805)
Singapore Dollar	GSCO	Sell	19,567,165	14,342,800	1/05/17	690,591	—
Singapore Dollar	HSBK	Buy	608,132	438,140	1/05/17	—	(13,840)
Singapore Dollar	HSBK	Sell	19,562,784	14,339,063	1/05/17	689,911	—
Singapore Dollar	MSCO	Buy	608,132	438,062	1/05/17	—	(13,763)
Singapore Dollar	MSCO	Sell	19,566,965	14,343,905	1/05/17	691,835	—
Singapore Dollar	UBSW	Buy	608,132	438,116	1/05/17	—	(13,816)
Singapore Dollar	UBSW	Sell	19,566,949	14,344,219	1/05/17	692,161	—
Swedish Krona	BOFA	Buy	18,832,675	2,136,584	1/05/17	—	(89,369)
Swedish Krona	BOFA	Sell	86,464,659	10,009,648	1/05/17	610,467	—
Swedish Krona	GSCO	Buy	18,832,675	2,136,731	1/05/17	—	(89,517)
Swedish Krona	GSCO	Sell	86,472,864	10,015,857	1/05/17	615,785	—
Swedish Krona	HSBK	Buy	18,832,675	2,136,844	1/05/17	—	(89,630)
Swedish Krona	HSBK	Sell	86,566,100	10,024,748	1/05/17	614,540	—
Swedish Krona	MSCO	Buy	18,832,675	2,136,583	1/05/17	—	(89,367)
Swedish Krona	MSCO	Sell	86,460,193	10,012,962	1/05/17	614,267	—
Swedish Krona	UBSW	Buy	18,832,675	2,136,535	1/05/17	—	(89,321)
Swedish Krona	UBSW	Sell	86,457,702	10,012,921	1/05/17	614,497	—
Swiss Franc	BOFA	Buy	3,036,392	3,105,116	1/05/17	—	(110,027)
Swiss Franc	BOFA	Sell	35,458,604	36,700,551	1/05/17	1,724,280	—
Swiss Franc	GSCO	Buy	3,036,392	3,105,537	1/05/17	—	(110,448)
Swiss Franc	GSCO	Sell	35,478,256	36,721,271	1/05/17	1,725,616	—
Swiss Franc	HSBK	Buy	3,036,392	3,105,883	1/05/17	—	(110,795)
Swiss Franc	HSBK	Sell	35,455,336	36,682,361	1/05/17	1,709,314	—
Swiss Franc	MSCO	Buy	3,036,392	3,105,068	1/05/17	—	(109,980)
Swiss Franc	MSCO	Sell	35,455,130	36,693,249	1/05/17	1,720,404	—
Swiss Franc	UBSW	Buy	3,036,392	3,105,031	1/05/17	—	(109,943)
Swiss Franc	UBSW	Sell	35,461,580	36,703,251	1/05/17	1,724,044	—
Thailand Baht.	BOFA	Buy	1,687,106	47,313	1/05/17	—	(86)
Thailand Baht.	BOFA	Sell	30,167,996	870,172	1/05/17	25,670	—
Thailand Baht.	GSCO	Buy	1,687,106	47,551	1/05/17	—	(323)
Thailand Baht.	GSCO	Sell	30,174,601	869,786	1/05/17	25,098	—
Thailand Baht.	HSBK	Buy	1,687,106	47,535	1/05/17	—	(307)
Thailand Baht.	HSBK	Sell	30,155,479	869,786	1/05/17	25,634	—
Thailand Baht.	MSCO	Buy	1,687,106	47,304	1/05/17	—	(76)
Thailand Baht.	MSCO	Sell	30,153,584	870,027	1/05/17	25,928	—
Thailand Baht.	UBSW	Buy	1,687,106	47,514	1/05/17	—	(286)
Thailand Baht.	UBSW	Sell	30,184,162	871,066	1/05/17	26,110	—
South Korean Won	BOFA	Buy	38,776,091,294	34,965,989	1/06/17	—	(2,039,114)
South Korean Won	BOFA	Sell	117,119,787,951	105,971,578	1/06/17	6,518,838	—
South Korean Won	GSCO	Buy	2,405,904,846	2,125,358	1/06/17	—	(82,374)
South Korean Won	GSCO	Sell	70,402,903,727	63,718,163	1/06/17	3,935,254	—
South Korean Won	HSBK	Buy	2,405,904,846	2,125,358	1/06/17	—	(82,374)
South Korean Won	HSBK	Sell	68,185,831,911	61,718,163	1/06/17	3,817,890	—
South Korean Won	MSCO	Buy	2,405,904,846	2,124,232	1/06/17	—	(81,248)
South Korean Won	MSCO	Sell	62,660,830,554	56,718,163	1/06/17	3,509,466	—

|10

TEMPLETON FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	UBSW	Buy	11,498,451,458	$10,336,815	1/06/17	$—	$(572,858)
South Korean Won	UBSW	Sell	81,418,089,635	73,718,163	1/06/17	4,581,665	—
Total Forward Exchange Contracts						$134,560,395	$(4,677,518)
Net unrealized appreciation (depreciation)						$129,882,877

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|11

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|12

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

|13

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following funds have invested in derivatives during the period.

Templeton World Fund - Forwards

4. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign	World
	Fund	Fund

Cost of investments	$6,030,745,215	$3,948,270,730

Unrealized appreciation	$681,987,917	$983,250,955
Unrealized depreciation	(831,098,976)	(493,253,257)
Net unrealized appreciation (depreciation)	$(149,111,059)	$489,997,698

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Templeton Foreign Fund
Non-Controlled Affiliates
Precision Drilling Corp	16,116,920	—	(3,225,230)	12,891,690	$—[a]	$—	$(6,553,317)

[a]As of November 30, 2016, no longer an affiliate.

|14

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Templeton Foreign Fund
Institutional Fiduciary Trust Money Market
Portfolio	22,955,688	95,397,295	(88,027,640)	30,325,343	$30,325,343	$ –	$ –	0.2%

Non-Controlled Affiliates
Templeton World Fund
Institutional Fiduciary Trust Money Market
Portfolio	14,993,600	39,091,953	(39,724,736)	14,360,817	$14,360,817	$ –	$ –	0.1%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,721,008,813	$—	$—	$5,721,008,813
Short Term Investments	30,325,343	130,300,000	—	160,625,343
Total Investments in Securities	$5,751,334,156	$130,300,000	$—	$5,881,634,156

|15

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton World Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,230,683,220	$—	$—	$4,230,683,220
Corporate Bonds	—	50,783,550	—	50,783,550
Mortgage-Backed Securities	—	940,841	—	940,841
Short Term Investments	14,360,817	141,500,000	—	155,860,817
Total Investments in Securities	$4,245,044,037	$193,224,391	$—	$4,438,268,428

Other Financial Instruments:
Forward Exchange Contracts	$—	$134,560,395	$—	$134,560,395

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$4,677,518	$—	$4,677,518

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Counterparty		Selected Portfolio
BOFA	Bank of America Corp.	ADR	American Depositary Receipt
GSCO	Goldman Sachs Group, Inc.	FHLMC	Federal Home Loan Mortgage Corp.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley and Co., Inc.
UBSW	UBS AG

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2017